The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 59.8%
	BROAD BASED — 1.1%
105,890	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	$2,048,972
	BROAD MARKET — 8.6%
71,279	Schwab Fundamental U.S. Broad Market ETF	4,674,477
33,762	Vanguard U.S. Momentum Factor ETF	5,071,052
47,687	Vanguard U.S. Quality Factor ETF	6,394,584
		16,140,113
	CONSUMER STAPLES — 5.5%
107,312	Fidelity MSCI Consumer Staples Index ETF	5,086,879
25,377	Vanguard Consumer Staples ETF	5,152,292
		10,239,171
	CONVERTIBLE — 0.0%
424	iShares Convertible Bond ETF	33,339
	CORPORATE — 2.2%
93,675	Franklin Senior Loan ETF	2,286,606
12,811	iShares High Yield Systematic Bond ETF	594,943
12,772	iShares Investment Grade Systematic Bond ETF	566,566
39,998	Principal Active High Yield ETF	761,978
		4,210,093
	EMERGING MARKETS — 2.4%
58,042	Columbia EM Core ex-China ETF	1,852,701
21,580	Schwab Fundamental Emerging Markets Equity ETF	638,120
54,739	SPDR S&P Emerging Markets Dividend ETF	1,932,287
		4,423,108
	GLOBAL — 1.4%
21,093	SPDR Global Dow ETF	2,702,435
	GOVERNMENT — 0.8%
16,200	iShares 7-10 Year Treasury Bond ETF	1,517,130
	INTERNATIONAL — 4.9%
56,533	Invesco S&P International Developed Momentum ETF	2,334,813
41,802	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,335,072
42,829	Schwab Fundamental International Equity ETF	1,500,300
56,357	SPDR Portfolio Developed World ex-US ETF	1,977,004
40,101	Vanguard FTSE Developed Markets ETF	1,981,791
		9,128,980
	LARGE-CAP — 15.1%
9,299	Invesco QQQ Trust Series 1	4,455,244
70,038	Schwab Fundamental U.S. Large Co. ETF	4,691,145

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
50,521	Schwab U.S. Large-Cap Growth ETF	$5,094,538
94,855	SPDR Portfolio S&P 500 Value ETF	4,623,233
23,360	Vanguard Mega Cap ETF	4,608,694
29,111	Vanguard Value ETF - Class A	4,669,695
		28,142,549
	LONG TERM CORPORATE BOND — 0.8%
35,218	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,500,639
	MID-CAP — 7.1%
29,275	Invesco S&P MidCap 400 Pure Value ETF	3,270,328
52,641	Invesco S&P Midcap 400 Revenue ETF	5,779,119
37,263	Invesco S&P MidCap Momentum ETF	4,247,609
		13,297,056
	PRECIOUS METALS — 3.4%
119,345	abrdn Physical Silver Shares ETF*	3,322,565
67,206	iShares Gold Trust*	2,952,359
		6,274,924
	SMALL-CAP — 5.5%
60,039	Dimensional U.S. Small Cap ETF	3,607,143
49,053	Invesco S&P SmallCap Momentum ETF	2,945,633
64,832	JPMorgan Market Expansion Enhanced Equity ETF	3,672,084
		10,224,860
	THEMATIC — 1.0%
51,145	Global X U.S. Infrastructure Development ETF	1,893,388
	Total Exchange-Traded Funds
	(Cost $97,722,024)	111,776,757
	MUTUAL FUNDS — 37.5%
	AGGREGATE BOND — 2.0%
208,608	Vanguard Core Bond Fund - Class Admiral	3,696,536
	BLEND BROAD MARKET — 2.4%
112,250	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,532,655
	BLEND LARGE CAP — 4.2%
107,937	DFA U.S. Large Co. Portfolio - Class Institutional	3,908,403
46,151	Schwab S&P 500 Index Fund	3,888,664
		7,797,067
	BLEND MID CAP — 3.1%
157,542	Vanguard Strategic Equity Fund - Class Investor	5,728,218

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.7%
16,758	New World Fund, Inc. - Class F-3	$1,344,509
	EMERGING MARKETS BOND — 1.8%
128,661	Nuveen Emerging Markets Debt Fund - Class R6	1,079,468
96,781	Vanguard Emerging Markets Bond Fund - Class Admiral	2,226,940
		3,306,408
	FOREIGN AGGREGATE BOND — 1.5%
258,649	Dodge & Cox Global Bond Fund - Class I	2,764,953
	FOREIGN BLEND — 5.7%
63,721	DFA International Small Co. Portfolio - Class Institutional	1,255,933
283,773	Dimensional Global Equity Portfolio - Class Institutional	9,415,572
		10,671,505
	FOREIGN VALUE — 4.2%
74,558	American Beacon EAM International Small Cap Fund - Class R5	1,373,354
61,080	DFA International Small Cap Value Portfolio - Class Institutional	1,362,701
71,844	DFA International Value Portfolio - Class Institutional	1,502,261
233,607	Dodge & Cox Global Stock Fund - Class I	3,669,962
		7,908,278
	GROWTH BROAD MARKET — 3.9%
116,979	New Perspective Fund - Class R-6	7,304,198
	GROWTH LARGE CAP — 2.9%
85,865	Nuveen Large Cap Growth Index Fund - Class R6	5,370,840
	GROWTH SMALL CAP — 1.5%
26,124	Vanguard Explorer Fund - Class Admiral	2,789,470
	HIGH YIELD BOND — 0.4%
88,118	American High-Income Trust - Class F-3	842,407
	VALUE MID CAP — 3.2%
84,595	DFA U.S. Targeted Value Portfolio - Class Institutional	2,690,968
114,213	Vanguard Selected Value Fund - Class Investor	3,349,881
		6,040,849
	Total Mutual Funds
	(Cost $60,389,929)	70,097,893
	MONEY MARKET FUNDS — 2.0%
3,761,894	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	3,761,894
	Money Market Funds
	(Cost $3,761,894)	3,761,894

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 99.3%
	(Cost $161,873,847)	$185,636,544
	Other Assets in Excess of Liabilities — 0.7%	1,230,842
	TOTAL NET ASSETS — 100.0%	$186,867,386

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.